OTHER LIABILITIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
Schedule of future minimum commitments
Years ended December 31,	Amount (USD)
Remainder 2019	1,500
2020	6,558
Total	$8,058
Future minimum commitments related to the EEG liability consisted of the following at December 31, 2018:
Years ended December 31,	Amount (USD)
2019	5,454
2020	7,095
Total	$12,549